Share based compensation - Disclosure of share-based compensation arrangements (Details) - $ / shares		1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 17, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Outstanding share options
Outstanding at beginning of period (in shares)					620,000	500,000
Granted (in shares)		120,000	500,000	500,000	0	120,000
Vested (in shares)				0	0	0
Forfeited (in shares)				0	0	0
Outstanding at end of period (in shares)	0		500,000	500,000	620,000	620,000
Exercisable (in shares)			0	0	0	0
Weighted average remaining life
Outstanding (in years)	0 years			4 years	3 years	3 years
Granted (in years)				4 years	0 years	4 years
Vested (in years)				0 years	0 years	0 years
Forfeited (in years)				0 years	0 years	0 years
Exercisable (in years)				0 years	0 years	0 years
Weighted average exercise price (in $)
Outstanding at beginning of period (in USD per share)					$ 8.00	$ 8.00
Granted (in USD per share)				$ 8.00	0	8.00
Vested (in USD per share)				0	0	0
Forfeited (in USD per share)				0	0	0
Outstanding at end of period (in USD per share)	$ 0		$ 8.00	8.00	8.00	8.00
Exercisable (in USD per share)			0	0	0	0
Weighted average grant date fair value (in $)
Outstanding at beginning of period (in USD per share)					2.15	2.20
Granted (in USD per share)				2.20	0	1.95
Vested (in USD per share)				0	0	0
Forfeited (in USD per share)				0	0	0
Outstanding at end of period (in USD per share)	$ 0		2.20	2.20	2.15	2.15
Exercisable (in USD per share)			$ 0	$ 0	$ 0	$ 0